Offerings - Offering: 1	Oct. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	668,841
Proposed Maximum Offering Price per Unit	41.97
Maximum Aggregate Offering Price	$ 28,071,256.77
Fee Rate	0.0087%
Amount of Registration Fee	$ 2,442.20
Offering Note	1a. Represents the shares of common stock, $0.001 par value per share (the "Common Stock"), of Kratos Defense & Security Solutions, Inc. (the "Registrant") that may be offered for resale by the selling stockholder pursuant to the registration statement to which this exhibit is attached. 1b. This estimate is made pursuant to Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based upon the average of the high and low prices of the Registrant's Common Stock on October 7, 2026 (such date being within five business days prior to the date that this registration statement was filed with the U.S. Securities and Exchange Commission), as reported on the Nasdaq Global Select Market.